UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

(a)

RPAR Risk Parity ETF
Ticker: RPAR

Semi-Annual Report

May 31, 2021

RPAR Risk Parity ETF

TABLE OF CONTENTS

A Message to our Shareholders	1
Portfolio Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Expense Example	22
Additional Information	23

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

RPAR Risk Parity ETF

Dear Shareholders,

The RPAR Risk Parity ETF (the “Fund”) launched on December 12, 2019 with the investment objective of seeking to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation. The Fund seeks to earn equity-like returns over time by structuring each asset class to have similar expected return (and risk) to stocks. Risk is managed by diversifying across a broad range of asset classes that are biased to perform differently depending on the economic environment. We select asset classes based on these environmental relationships because unexpected shifts in economic growth and inflation predominantly drive asset class returns. By balancing risk across these assets, we seek Fund performance that is by and large indifferent to whether growth and inflation are rising or falling. The result may be not only a smoother return stream but one that can provide valuable diversification to equity-heavy portfolios.

We were tested shortly after inception during the first quarter of 2020, as growth and inflation collapsed, causing stocks and commodities to materially decline. As expected, that particular economic outcome was favorable for Treasuries, Treasury Inflation-Protected Securities (“TIPS”) and gold, which simultaneously rallied. Owning asset classes that reliably perform differently in response to unanticipated changes in the environment makes the total portfolio less susceptible to significant drawdowns than portfolios driven by a single asset class, like stocks. The Fund’s historical performance bears this out.

We think being balanced to different outcomes is particularly important today, given the optimism reflected in market pricing and many indications of growing inflation pressures (an environment that has historically been challenging for more equity-oriented allocations).

Performance Update

Since the Fund’s inception in December 2019, we’ve experienced market extremes. At the onset of the COVID-19 pandemic in early 2020, growth and inflation collapsed as the global economy shut down. Stocks and commodities were the worst-performing assets while Treasuries posted strong gains. The Fund’s net asset value (“NAV”) return was down just 5.07% in the first quarter of 2020 while global stocks plummeted 21.10%.(1) Over half of the Fund’s exposures actually went up over this period, demonstrating the power of diversification during one of the worst crises we’ve suffered in decades.

Growth rebounded from its lows over the following three quarters of 2020, pushing up stock and commodity prices while Treasuries lost value (as interest rates rose). The Fund’s NAV return rallied 25.73% over this stretch and finished the calendar year 2020 up 19.35%, ahead of the global stock market’s 15.90% return for the full calendar year.(2) Critically, by protecting better during the downturn, the Fund stayed ahead of stocks in 2020 even though it lagged the market over the final three quarters of the year.

Thus far in 2021 through May 31, 2021, the Fund’s NAV return is up 1.28% while global equities have continued to enjoy a bull market by posting an impressive return of 11.39%.(3) The dominant influence this year has been rising growth and increasing inflation pressures, as global economies, aided by aggressive fiscal stimulus, emerge from the pandemic. Commodity equities, which are biased to do well during this specific economic environment, have predictably led the major asset classes year-to-date (+22.43%), even outpacing the global stock market.(4) As growth and inflation bounced, interest rates sharply increased in 2021, resulting in poor returns for Treasuries (-8.14%).(5) This result makes sense, since Treasuries are biased to do well during falling growth and falling inflation (the exact opposite environment to that which has transpired thus far in 2021). Importantly, with higher interest rates, the expected forward return of Treasuries has improved, as has the potential diversification benefit should we experience another unexpected economic downturn.

(1)	Source: Bloomberg, 12/31/19 - 3/21/20. Global Equities represent the MSCI World Index (BB: NDDUWI).
(2)	Source: Bloomberg, 12/31/19 - 12/31/20. Global Equities represent the MSCI World Index (BB: NDDUWI).
(3)	Source: Bloomberg, 12/31/20 - 5/31/21. Global Equities represent the MSCI World Index (BB: NDDUWI).
(4)	Source: U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and Toroso Investments, LLC (“Toroso”), 12/31/20 - 5/31/21.
(5)	Id.

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RPAR Risk Parity ETF

In summary, the Fund was designed to weather the storm during downturns and participate in the recovery during upturns. We believe that it held up extremely well when the pandemic surprised markets and has delivered attractive absolute returns since we launched the Fund in December 2019. Through May 31, 2021, the Fund’s NAV return has delivered a since inception annualized rate of return of 14.29%.(6) Over time, we continue to anticipate returns comparable to stocks with reduced downside risk and less upside during strong bull markets (as we’ve experienced over the past year).

The table below summarizes the returns of the Fund as well as its underlying asset classes as of May 31, 2021.

As of 5/31/21 (7)	YTD	1-Year	Since Inception (Annualized)
RPAR Risk Parity ETF (NAV)	1.28%	17.01%	14.29%
Global Equities	10.85%	45.05%	21.39%
Commodity Producers	22.43%	67.59%	22.75%
Physical Gold	0.03%	9.59%	18.70%
Treasuries	-8.14%	-10.32%	-0.25%
TIPS	-6.85%	0.22%	9.08%

Looking Ahead

Despite the recent rebound, the potential range of future economic outcomes remains extremely wide. As of this writing, growth appears to be improving, as many economies are reopening on the heels of successful vaccine rollouts. Meanwhile, monetary and fiscal stimulus continue to provide strong tailwinds for the economy. These conditions have helped growth but have also produced rising inflation concerns.

This represents the current state, which is nearly the exact opposite environment of just a year ago, demonstrating how quickly the economic climate can change. Like it did in early 2020, growth could unexpectedly decline again for a variety of reasons. The stimulus that has fueled the recovery may be reduced as a result of changing political sentiment or concerns about emerging inflation pressures. Perhaps some other unanticipated catalyst, such as a policy mistake, a COVID-19 variant, or something completely unknowable today (e.g., another “black swan”) will derail the economic upturn in the future.

Likewise, the path of inflation is difficult to predict. Many experts debate whether the recent spike is permanent or transitory, and markets are clearly pricing in a transitory outcome. Secular deflationary forces, such as historically high debt levels and technological innovation, remain. At the same time, zero short-term interest rates, substantial fiscal and monetary stimulus and constrained supplies of goods, services, and labor continue to produce strong inflationary pressures. How this will ultimately net out is difficult to anticipate.

Finally, social and political risks pose special consideration in today’s unique setting. Growing wealth inequality has promoted strong anti-establishment sentiment not seen since the 1930s. While this tension has receded from headlines of late, it has not disappeared. The likelihood of higher tax rates to finance enormous government deficits also seems to be rising, as debt burdens mount. Additionally, pressure to fight against corporate America’s dominance over labor appears to be intensifying. Uncertainty surrounding the government’s response to these issues introduces additional risks beyond typical variations in growth and inflation outcomes.

For these reasons, we encourage investors to remain well-balanced. In our experience, most portfolios are heavily weighted toward equities and are therefore overly dependent on a favorable environment to earn attractive returns. If growth is stronger than expected and inflation remains subdued, these investors will do well. But if growth disappoints or inflation accelerates further, they are likely to underperform. The Fund was developed as an easy-to-access investment solution for investors who seek attractive returns and prudent diversification amid today’s uncertainty.

As always, please contact your financial advisor or one of our shareholder associates at (833) 540-0039 with any questions. You may also visit our website at www.rparetf.com or reach us via email at info@rparetf.com.

(6)	Source: Fund Services and Toroso, 12/12/19 (commencement of operations) - 5/31/21.

(7)	The Fund’s underlying asset class performance as reported by Toroso Investments, LLC, 12/12/19 – 5/31/21.

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RPAR Risk Parity ETF

Important Information

Before investing you should carefully consider the Fund’s investment objectives, risks, charges, and expenses. This and other information are in the prospectus. A prospectus may be obtained by visiting www.rparetf.com/rpar. Please read the prospectus carefully before you invest.

Past performance does not guarantee future results.

A fund’s NAV is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

Risk parity is a portfolio allocation strategy using risk to determine allocations across various components of an investment portfolio.

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s NAV per share, but the market price sometimes may be higher or lower than the NAV. The Fund is newer with limited operating history. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund, and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV.

The Fund’s exposure to investments in physical commodities may fluctuate rapidly and subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. The Fund invests in foreign and emerging market securities which involves certain risks such as currency volatility, political and social instability, and reduced market liquidity. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities.

It is not possible to invest directly in an index.

Shares of the Fund are distributed by Foreside Fund Services, LLC.

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RPAR Risk Parity ETF

Portfolio Allocation at May 31, 2021 (Unaudited) (1)

Sector/Security Type	% of Total Portfolio
United States Treasury Inflation Indexed Bonds	21.7%
Exchange Traded Funds	21.6
Futures Contracts (2)	20.2
Cash Equivalents (3)	17.1
United States Treasury Bills	10.1
Basic Materials	4.0
Energy	3.7
Industrials	1.1
Consumer (Non-Cyclical)	0.3
Consumer (Cyclical)	0.1
Utilities	0.1
Total	100.0%

(1)	Percentages are based on total investments, including derivative contracts.
(2)	Represents the notional amount of the futures contracts.
(3)	Represents short-term investments.

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RPAR Risk Parity ETF

Schedule of Investments at May 31, 2021 (Unaudited)

	Shares	Value
Common Stocks — 15.1%
Biotechnology — 0.3%
Corteva, Inc.	72,930	$3,318,315

Building Materials — 0.1%
Geberit AG	1,576	1,144,813

Chemicals — 1.1%
CF Industries Holdings, Inc.	25,266	1,343,393
Ecolab, Inc.	12,038	2,589,133
FMC Corp.	12,166	1,419,651
The Mosaic Co.	42,810	1,547,153
Nutrien Ltd.	55,507	3,452,186
OCI N.V. (1)	22,240	573,257
PhosAgro PJSC - GDR	46,517	951,738
Sociedad Quimica y Minera de Chile S.A. - ADR	25,788	1,118,426
Yara International ASA	27,798	1,483,767
		14,478,704
Distribution & Wholesale — 0.1%
Ferguson PLC	12,127	1,647,906

Energy - Alternate Sources — 0.8%
Enphase Energy, Inc. (1)	9,319	1,333,083
Plug Power, Inc. (1)(2)	37,742	1,158,679
Siemens Gamesa Renewable Energy S.A.	50,534	1,668,831
SolarEdge Technologies, Inc. (1)(2)	3,519	907,937
Sunrun, Inc. (1)(2)	13,719	613,514
Vestas Wind Systems A/S	73,618	2,879,674
Xinyi Solar Holdings Ltd.	601,866	1,068,571
		9,630,289
Food — 0.2%
Leroy Seafood Group ASA	61,227	553,378
Mowi ASA	58,100	1,513,741
Salmar ASA	13,374	988,521
		3,055,640
Housewares — 0.1%
The Scotts Miracle-Gro Co.	5,281	1,147,931

Iron & Steel — 1.0%
Cleveland-Cliffs, Inc. (1)(2)	28,792	579,295
Fortescue Metals Group Ltd.	221,689	3,780,557
Vale S.A. - ADR	362,020	7,790,671
		12,150,523
Machinery - Diversified — 1.6%
AGCO Corp.	8,292	1,147,364

	Shares	Value
Machinery - Diversified — 1.6% (Continued)
CNH Industrial NV - Class A	126,183	$2,165,300
Deere & Co.	31,865	11,506,452
IDEX Corp.	2,746	611,424
Kubota Corp.	128,589	2,971,081
The Toro Co.	9,937	1,103,901
Xylem, Inc.	7,712	910,942
		20,416,464
Mining — 4.3%
Anglo American PLC	91,208	4,054,178
Antofagasta PLC	71,249	1,560,267
BHP Group Ltd. - ADR (2)	162,937	12,075,261
Boliden AB (2)	19,859	796,097
China Molybdenum Co. Ltd. - Class H	2,035,614	1,363,808
First Quantum Minerals Ltd.	47,932	1,192,348
Freeport-McMoRan, Inc.	97,613	4,170,027
Ganfeng Lithium Co. Ltd. - H Shares	117,349	1,573,927
Glencore PLC	901,317	4,107,932
Ivanhoe Mines Ltd. (1)	82,111	603,597
Jiangxi Copper Co. Ltd. - H Shares	303,513	710,146
Lundin Mining Corp.	51,715	555,251
MMC Norilsk Nickel PJSC - ADR	112,849	4,042,251
NAC Kazatomprom JSC - GDR	19,440	563,760
Rio Tinto PLC - ADR (2)	114,383	10,000,506
South32 Ltd.	355,779	822,864
Southern Copper Corp.	55,199	3,849,578
Sumitomo Metal Mining Co. Ltd.	21,671	971,673
Teck Resources Ltd. - Class B	40,883	1,008,538
Vedanta Ltd. - ADR	69,259	1,027,111
		55,049,120
Oil & Gas — 5.3%
BP PLC - ADR	121,340	3,182,748
Canadian Natural Resources Ltd.	37,480	1,298,459
Cenovus Energy, Inc.	72,607	589,631
Chevron Corp.	68,199	7,078,374
China Petroleum & Chemical Corp. - Class H - ADR	53,429	2,885,166
ConocoPhillips	46,296	2,580,539
Devon Energy Corp.	25,313	672,313
Ecopetrol S.A. - ADR	68,533	818,284
Eni S.p.A - ADR	60,572	1,487,648
EOG Resources, Inc.	19,518	1,568,076
Equinor ASA - ADR (2)	114,955	2,518,664
Exxon Mobil Corp.	153,698	8,971,352
Gazprom PJSC - ADR	417,461	2,965,643
Hess Corp.	10,944	917,326

The accompanying notes are an integral part of these financial statements.

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RPAR Risk Parity ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 15.1% (Continued)
Oil & Gas — 5.3% (Continued)
Imperial Oil Ltd.	25,415	$838,611
LUKOIL PJSC - ADR	27,231	2,218,237
Novatek PJSC - GDR	10,384	2,071,089
Occidental Petroleum Corp.	37,477	972,903
OMV AG	13,050	757,006
PetroChina Co. Ltd. - Class H - ADR (2)	113,668	4,688,805
Pioneer Natural Resources Co. (2)	8,827	1,343,381
Repsol S.A. (1)	61,780	825,118
Rosneft Oil Co PJSC - GDR	383,432	2,721,600
Royal Dutch Shell PLC - Class A - ADR	139,769	5,396,481
Suncor Energy, Inc.	54,618	1,261,459
Surgutneftegas PJSC - ADR	148,459	728,934
Tatneft PJSC - ADR	15,128	607,541
Total S.A. - ADR	95,391	4,453,806
Woodside Petroleum Ltd.	39,903	680,175
		67,099,369
Water — 0.2%
American Water Works Co., Inc.	7,147	1,107,928
Suez SA	23,433	570,468
Veolia Environnement S.A.	28,082	885,302
		2,563,698
Total Common Stocks
(Cost $145,844,117)		191,702,772

Exchange Traded Funds — 35.2%
SPDR Gold MiniShares Trust (1)(2)	6,765,245	128,066,088
Vanguard FTSE Developed Markets ETF	1,217,435	63,817,942
Vanguard FTSE Emerging Markets ETF (2)	1,779,342	95,870,947
Vanguard Total Stock Market ETF (2)	732,119	159,667,833
Total Exchange Traded Funds
(Cost $374,489,704)		447,422,810

	Principal Amount
United States Treasury Obligations — 51.7%
United States Treasury Bills — 16.4%
0.021%, 6/10/21 (2)(3)(4)	$208,551,000	208,551,261

United States Treasury Inflation Indexed Bonds — 35.3%
2.125%, 2/15/40	12,412,988	18,272,373
2.125%, 2/15/41	35,318,276	52,453,890

	Principal Amount	Value
United States Treasury Inflation Indexed Bonds — 35.3% (Continued)
0.750%, 2/15/42	$40,138,327	$47,876,268
0.625%, 2/15/43	37,394,213	43,575,326
1.375%, 2/15/44	39,114,472	52,656,848
0.750%, 2/15/45	38,353,329	45,912,926
1.000%, 2/15/46	35,953,578	45,565,521
0.875%, 2/15/47	31,764,351	39,516,337
1.000%, 2/15/48	30,163,719	38,868,914
1.000%, 2/15/49	35,859,606	46,533,248
0.250%, 2/15/50	16,297,841	17,707,517
		448,939,168
Total United States Treasury Obligations
(Cost $654,808,445)		657,490,429
	Shares
Short-Term Investments — 0.0% (5)
Money Market Funds — 0.0% (5)
First American Government Obligations Fund, Class X, 0.026% (6)	100,000	100,000
Total Short-Term Investments
(Cost $100,000)		100,000

Investments Purchased With Collateral From Securities Lending — 27.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (6)	353,068,474	353,068,474
Total Investments Purchased With Collateral From Securities Lending
(Cost $353,068,474)		353,068,474

Total Investments in Securities — 129.8%
(Cost $1,528,310,740)		1,649,784,485
Liabilities in Excess of Other Assets — (29.8)%		(379,119,676)
Total Net Assets — 100.0%		$1,270,664,809

ADR American Depositary Receipt

GDR Global Depositary Receipt

(1)	Non-income producing security.
(2)

This security or a portion of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $346,499,382 or 27.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Rate represents the annualized effective yield to maturity from the purchase price.
(4)	Zero coupon security.
(5)	Does not round to 0.1% or (0.1)%, as applicable.
(6)	The rate quoted is the annualized seven-day effective yield as of May 31, 2021.

The accompanying notes are an integral part of these financial statements.

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RPAR Risk Parity ETF

SCHEDULE OF FUTURES CONTRACTS at May 31, 2021 (Unaudited)

The Fund had the following futures contracts outstanding with PhillipCapital, Inc.

Long Futures Contracts Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)	Notional Value
10-Year U.S. Treasury Note Futures (9/21)	1,585	$209,220,437	$(99,500)	$209,120,937
Ultra Long-Term U.S. Treasury Bond Futures (9/21)	1,129	209,484,701	(337,451)	209,147,250
		$418,705,138	$(436,951)	$418,268,187

The accompanying notes are an integral part of these financial statements.

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RPAR Risk Parity ETF

Statement of Assets and Liabilities at May 31, 2021 (Unaudited)

Assets:
Investments in securities, at value (Note 2) (1)	$1,649,784,485
Cash	180,261
Deposits at broker for futures (Note 2)	31,970,299
Receivables:
Investment securities sold	174,500,718
Fund shares sold	143,724,600
Dividends and interest	1,744,992
Securities lending	49,346
Variation margin receivable	—
Total assets	2,001,954,701

Liabilities:
Collateral received from securites loaned (Note 5)	353,068,474
Payables:
Fund shares redeemed	144,231,000
Investment securities purchased	233,072,251
Management fees (Note 4)	499,108
Variation margin payable	414,258
Other liabilities	4,801
Total liabilities	731,289,892
Net Assets	$1,270,664,809

Components of Net Assets:
Paid-in capital	$1,162,200,384
Total distributable (accumulated) earnings (losses)	108,464,425
Net assets	$1,270,664,809

Net Asset Value (unlimited shares authorized):
Net assets	$1,270,664,809
Shares of beneficial interest issued and outstanding	52,875,000
Net asset value	$24.03

Cost of investments	$1,528,310,740

(1)	Includes loaned securites with a value of $346,499,382.

The accompanying notes are an integral part of these financial statements.

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RPAR Risk Parity ETF

Statement of Operations For the Six Months Ended May 31, 2021 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $172,705)	$5,371,245
Interest income	3,276,358
Securities lending income (Note 5)	150,250
Total investment income	8,797,853

Expenses:
Management fees (Note 4)	2,801,399
Total expenses before interest expense and Management fee waiver	2,801,399
Interest expense	35,217
Less: Management fee waiver (Note 4)	(168,084)
Net expenses	2,668,532
Net investment income (loss)	6,129,321

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	42,130,200
Foreign currency transactions	(90,828)
Futures contracts	(41,356,512)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency transactions	44,840,131
Futures contracts	(375,776)
Net realized and unrealized gain (loss) on investments	45,147,215
Net increase (decrease) in net assets resulting from operations	$51,276,536

The accompanying notes are an integral part of these financial statements.

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RPAR Risk Parity ETF

Statements of Changes in Net Assets

	Six-Months Ended May 31, 2021 (Unaudited)	Period Ended November 30, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$6,129,321	$4,508,786
Net realized gain (loss) on investments, foreign currency transactions, and futures contracts	682,860	(3,847,389)
Change in net unrealized appreciation/depreciation on investments, foreign currency transactions, and futures contracts	44,464,355	76,568,529
Net increase (decrease) in net assets resulting from operations	51,276,536	77,229,926

Distributions to Shareholders:
Net distributions to shareholders	(4,842,073)	(2,652,617)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	340,877,249	808,775,788
Total increase (decrease) in net assets	387,311,712	883,353,097

Net Assets:
Beginning of period	883,353,097	—
End of period	$1,270,664,809	$883,353,097

(1)	The Fund commenced operations on December 12, 2019. The information presented is from December 12, 2019 to November 30, 2020.

(2)	Summary of share transactions is as follows:

	Six-Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020 (1)
	Shares	Value	Shares	Value
Shares sold	22,275,000	$526,550,504	39,900,000	$843,009,688
Shares redeemed	(7,800,000)	(185,673,255)	(1,500,000)	(34,233,900)
Net increase (decrease)	14,475,000	$340,877,249	38,400,000	$808,775,788

The accompanying notes are an integral part of these financial statements.

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RPAR Risk Parity ETF

Financial Highlights For a capital share outstanding throughout each period

	Six-Months Ended May 31, 2021 (Unaudited)		Period Ended November 30, 2020 (1)
Net asset value, beginning of period	$23.00		$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.13		0.21
Net realized and unrealized gain (loss) on investments	1.01		2.94
Total from investment operations	1.14		3.15

Less Distributions:
From net investment income	(0.11)		(0.15)
Total distributions	(0.11)		(0.15)

Net asset value, end of period	$24.03		$23.00
Total return (3)(4)	5.00%		15.88%

Supplemental Data:
Net assets, end of period (millions)	$1,270.7		$883.4
Portfolio turnover rate (3)	37%		65%

Ratios of Expenses to Average Net Assets:
Before fees waived (5)	0.51	%(6)	0.50%
After fees waived (5)	0.48	%(6)	0.47%

Ratios of Net Investment Income (Loss) to Average Net Assets:
Before fees waived (5)	1.06	%(7)	0.98%
After fees waived (5)	1.09	%(7)	1.01%

(1)	The Fund commenced operations on December 12, 2019. The information presented is from December 12, 2019 to November 30, 2020.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.
(6)

The ratio of expenses to average net assets includes interest expense on futures. The expense ratios excluding interest expense on futures was 0.50% before fees waived and 0.47% after fees waived for the six months ended May 31, 2021.

(7)	The ratios of net investment income (loss) to average net assets include interest expense on futures.

The accompanying notes are an integral part of these financial statements.

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RPAR Risk Parity ETF

Notes to Financial Statements May 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Fund is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 12, 2019.

The investment objective of the Fund is to seek to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$191,702,772	$—	$—	$191,702,772
Exchange Traded Funds	—	447,422,810	—	—	447,422,810
United States Treasury Obligations (2)	—	—	657,490,429	—	657,490,429
Short-Term Investments	—	100,000	—	—	100,000
Investments Purchased With Collateral From Securities Lending (3)	353,068,474	—	—	—	353,068,474
Total Investments in Securities	$353,068,474	$639,225,582	$657,490,429	$—	$1,649,784,485

Other Financial Instruments (4)
Interest Rate Contracts - Futures	$—	$(436,951)	$—	$—	$(436,951)

(1)	See Schedule of Investments for the industry breakout.

(2)	See Schedule of Investments for the security type breakout.

(3)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(4)

Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.

The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average notional value of futures contracts outstanding during the period ended May 31, 2021, was $450,472,688. The following tables show the effects of derivative instruments on the financial statements.

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NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

Statement of Assets and Liabilities

Fair value of derivative instruments as of May 31, 2021:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	Variation margin receivable (see Statement of Assets and liabilities)	$ —	Variation margin payable (see Statement of Assets and liabilities)	$ (414,258)

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2021:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Interest Rate Contracts - Futures	Net Realized and Unrealized Gain (Loss) on Investments	$(41,356,512)	$(375,776)

B.

Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of May 31, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.

Futures Contracts. The Fund may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the period ended May 31, 2021. Realized and unrealized gains and losses are included in the Statement of Operations. The futures contracts held by the Fund are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

F.

Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Statement of Assets and Liabilities.

G.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least quarterly. Distribution to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

H.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

I.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

J.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

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NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.

Commodities Risk. The Fund’s exposure to investments in physical commodities subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

B.

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

C.

Currency Exchange Rate Risk. The Fund invests, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

D.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

E.

Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

F.

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

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NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

G.

Equity Market Risk. The Fund will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

H.	Exchange Traded Fund (“ETF”) Risks.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

I.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

J.

Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

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NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

K.

Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

L.

Government Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

M.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

N.	Market Capitalization Risk.

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large- capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

O.	Maturity Risk. Debt securities with longer maturity may fluctuate in value more than ones with a shorter maturity.

P.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Q.

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies.

R.

United States Treasury Inflation Protected Securities (“TIPS”) Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

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NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Management Fee	Management Fee After Waiver
0.50%	0.47%

The Adviser has contractually agreed to waive 0.03% of its Management Fee until at least March 21, 2022 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. Management Fees for the period ended May 31, 2021 are disclosed in the Statement of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee or the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

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NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

As of May 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended May 31, 2021, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were $299,440,348 and $265,748,559, respectively.

For the period ended May 31, 2021, the cost of purchases and proceeds from the sales or maturities of long-term U.S. Government securities were $282,149,878 and $1,061,968, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended May 31, 2021 (estimated) and November 30, 2020, are as follows:

Distributions paid from:	March 31, 2021	November 30, 2020
Ordinary income	$4,842,073	$2,652,617

As of November 30, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (1)	$777,609,756
Gross tax unrealized appreciation	83,260,226
Gross tax unrealized depreciation	(9,059,152)
Net tax unrealized appreciation (depreciation)	74,201,074
Undistributed ordinary income (loss)	1,873,966
Undistributed long-term capital gain (loss)	—
Total distributable earnings	1,873,966
Other accumulated gain (loss)	(14,045,078)
Total accumulated gain (loss)	$62,029,962

(1)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, PFIC adjustments and Grantor Trust adjustments.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of November 30, 2020, the Fund had no later year losses and had a short-term capital loss carryover of $14,045,078, which does not expire.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

20

RPAR Risk Parity ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs in the private sector, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 7, 2021, Foreside Financial Group, LLC, the indirect parent company of Foreside Fund Services, LLC (“Foreside”), which serves as the Fund’s distributor, and Lovell Minnick Partners, LLC (“LMP”) announced that they had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar will acquire a majority stake in Foreside Financial Group, LLC and LMP will exit its investment in Foreside Financial Group, LLC. The transaction is expected to close at the end of the third quarter of 2021. Foreside will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Effective as of the close of business on July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services (“Cipperman”), has resigned as Chief Compliance Officer of the Trust. William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as a replacement Chief Compliance Officer for the Trust effective as of the close of business on July 27, 2021.

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RPAR Risk Parity ETF

Expense Example For the Six Months Ended May 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2020 to May 31, 2021.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During the Period December 1, 2020 – May 31, 2021 (1)
Actual (2)	$ 1,000.00	$ 1,050.00	$ 2.45
Hypothetical (5% annual return before expenses) (3)	1,000.00	1,022.54	2.42

(1)

Expenses are equal to the Fund’s annualized net expense ratio for the most recent six month period of 0.48% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six month period).

(2)	Excluding interest expense on futures, your actual cost of investment in the Fund would be $2.40 and the Fund’s annualized expense ratio would be 0.47%.

(3)	Excluding interest expense on futures, your hypothetical cost of investment in the Fund would be $2.37 and the Fund’s annualized expense ratio would be 0.47%.

22

RPAR Risk Parity ETF

Information about Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (833) 540-0039 or by accessing the Fund’s website at www.rparetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 540-0039 or by accessing the SEC’s website at www.sec.gov.

Information about the Portfolio Holdings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 540-0039. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website daily at www.rparetf.com.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.rparetf.com.

Information about the Fund’s Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 540-0039. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website www.rparetf.com.

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Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information

Fund	Ticker	CUSIP
RPAR Risk Parity ETF	RPAR	886364603

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 7, 2021

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	August 9, 2021

*	Print the name and title of each signing officer under his or her signature.